Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Fair Value Disclosures [Abstract]
Percentage of consolidated sale	39.00%	36.00%	32.00%
Bank indebtedness	$ 63,209	$ 64,347
Long-term debt bearing interest at variable rates	40,800	41,700
Fixed-rate long-term debt	12,400	15,100
Fair value of fixed long-term debt and other long-term liabilities	$ 12,900	$ 15,500